Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 2,178	kr 2,734	kr 2,725
Pension cost for defined benefit plans	2,785	2,436	2,157
Total	kr 4,963	kr 5,170	kr 4,882
Total pension cost expressed as a percentage of wages and salaries	8.10%	8.80%	9.20%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 963	kr 953	kr 937
Pension cost for defined benefit plans	1,783	1,704	1,350
Total	2,746	2,657	2,287
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	415	456	473
Pension cost for defined benefit plans	13	(110)	175
Total	428	346	648
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	136	132	145
Pension cost for defined benefit plans	(4)	(47)	75
Total	132	85	220
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	664	1,193	1,170
Pension cost for defined benefit plans	993	889	557
Total	kr 1,657	kr 2,082	kr 1,727